Accounts and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Vaso Corporation and Subsidaries [Member]
Accounts and Other Receivables (Tables) [Line Items]
Schedule of Accounts and Other Receivables

The following table presents information regarding the Company’s accounts and other receivables as of December 31, 2023 and 2022:

	(in thousands)
	December 31, 2023	December 31, 2022
Trade receivables	$22,085	$21,461
Allowance for credit losses and commission adjustments	(9,708)	(6,947)
Accounts and other receivables, net	$12,377	$14,514